Report of the directors financial review risk report - Summary of financial instruments to which the impairment requirements in IFRS 9 are applied (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,687,726,000,000	$ 2,497,173,000,000
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	166,209,000,000	153,973,000,000
Debt instruments at FVOCI
Disclosure of financial assets [line items]
Financial assets	402,487,000,000	353,855,000,000
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	981,722,000,000	930,658,000,000
Loans and advances to customers | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	981,722,000,000	930,658,000,000
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	107,582,000,000	102,039,000,000
Loans and advances to banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	107,582,000,000	102,039,000,000
Other financial assets measured at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	890,508,000,000	828,488,000,000
Debt instruments measured at FVOCI | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	144,966,000,000	131,825,000,000
Gross carrying amount
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2,698,402,000,000	2,507,370,000,000
Gross carrying amount | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	2,698,402,000,000	2,507,370,000,000
Gross carrying amount | Debt instruments at FVOCI
Disclosure of financial assets [line items]
Financial assets	402,550,000,000	353,909,000,000
Gross carrying amount | IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	708,310,000,000	636,365,000,000
Financial assets and off-balance sheet loan commitments	2,698,402,000,000	2,507,370,000,000
Gross carrying amount | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	1,990,092,000,000	1,871,005,000,000
Gross carrying amount | IFRS 9 | Hong Kong
Disclosure of financial assets [line items]
Off-balance sheet commitments	112,278,000,000	110,540,000,000
Financial assets and off-balance sheet loan commitments	406,253,000,000	414,859,000,000
Gross carrying amount | IFRS 9 | Hong Kong | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	293,975,000,000	304,319,000,000
Gross carrying amount | IFRS 9 | UK
Disclosure of financial assets [line items]
Off-balance sheet commitments	107,960,000,000	91,787,000,000
Financial assets and off-balance sheet loan commitments	517,214,000,000	468,755,000,000
Gross carrying amount | IFRS 9 | UK | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	409,254,000,000	376,968,000,000
Gross carrying amount | IFRS 9 | CIB
Disclosure of financial assets [line items]
Off-balance sheet commitments	370,002,000,000	320,383,000,000
Financial assets and off-balance sheet loan commitments	1,356,383,000,000	1,225,413,000,000
Gross carrying amount | IFRS 9 | CIB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	986,381,000,000	905,030,000,000
Gross carrying amount | IFRS 9 | IWPB
Disclosure of financial assets [line items]
Off-balance sheet commitments	117,845,000,000	113,464,000,000
Financial assets and off-balance sheet loan commitments	346,842,000,000	325,679,000,000
Gross carrying amount | IFRS 9 | IWPB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	228,997,000,000	212,215,000,000
Gross carrying amount | IFRS 9 | Corporate Centre
Disclosure of financial assets [line items]
Off-balance sheet commitments	225,000,000	191,000,000
Financial assets and off-balance sheet loan commitments	71,710,000,000	72,664,000,000
Gross carrying amount | IFRS 9 | Corporate Centre | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	71,485,000,000	72,473,000,000
Gross carrying amount | Assets held for sale | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	5,080,000,000	3,273,000,000
Gross carrying amount | Assets held for sale | IFRS 9 | Hong Kong | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Gross carrying amount | Assets held for sale | IFRS 9 | UK | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	9,000,000	5,000,000
Gross carrying amount | Assets held for sale | IFRS 9 | CIB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	1,897,000,000	670,000,000
Gross carrying amount | Assets held for sale | IFRS 9 | IWPB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	3,171,000,000	2,595,000,000
Gross carrying amount | Assets held for sale | IFRS 9 | Corporate Centre | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	3,000,000	3,000,000
Gross carrying amount | Loans and advances to customers | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	991,865,000,000	940,373,000,000
Gross carrying amount | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	991,865,000,000	940,373,000,000
Gross carrying amount | Loans and advances to customers | IFRS 9 | Hong Kong | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	233,677,000,000	238,416,000,000
Gross carrying amount | Loans and advances to customers | IFRS 9 | UK | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	301,611,000,000	269,141,000,000
Gross carrying amount | Loans and advances to customers | IFRS 9 | CIB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	307,233,000,000	287,842,000,000
Gross carrying amount | Loans and advances to customers | IFRS 9 | IWPB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	149,110,000,000	137,789,000,000
Gross carrying amount | Loans and advances to customers | IFRS 9 | Corporate Centre | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	234,000,000	7,185,000,000
Gross carrying amount | Loans and advances to banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	107,597,000,000	102,052,000,000
Gross carrying amount | Loans and advances to banks | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	107,597,000,000	102,052,000,000
Gross carrying amount | Loans and advances to banks | IFRS 9 | Hong Kong | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	12,145,000,000	13,034,000,000
Gross carrying amount | Loans and advances to banks | IFRS 9 | UK | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	6,779,000,000	7,505,000,000
Gross carrying amount | Loans and advances to banks | IFRS 9 | CIB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	67,285,000,000	63,524,000,000
Gross carrying amount | Loans and advances to banks | IFRS 9 | IWPB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	18,386,000,000	15,713,000,000
Gross carrying amount | Loans and advances to banks | IFRS 9 | Corporate Centre | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	3,002,000,000	2,276,000,000
Gross carrying amount | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	890,630,000,000	828,580,000,000
Gross carrying amount | Other financial assets measured at amortised cost | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	890,630,000,000	828,580,000,000
Gross carrying amount | Other financial assets measured at amortised cost | IFRS 9 | Hong Kong | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	48,153,000,000	52,869,000,000
Gross carrying amount | Other financial assets measured at amortised cost | IFRS 9 | UK | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	100,864,000,000	100,322,000,000
Gross carrying amount | Other financial assets measured at amortised cost | IFRS 9 | CIB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	611,863,000,000	553,664,000,000
Gross carrying amount | Other financial assets measured at amortised cost | IFRS 9 | IWPB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	61,501,000,000	58,713,000,000
Gross carrying amount | Other financial assets measured at amortised cost | IFRS 9 | Corporate Centre | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	68,249,000,000	63,012,000,000
Gross carrying amount | Other financial assets measured at amortised cost | Assets held for sale | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	2,800,000,000	2,100,000,000
Gross carrying amount | Other financial assets measured at amortised cost | Assets held for sale | IFRS 9 | German private banking business | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	3,700,000,000	2,200,000,000
Gross carrying amount | Other financial assets measured at amortised cost | Assets held for sale | IFRS 9 | South Africa | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	800,000,000	400,000,000
Gross carrying amount | – cash and balances at central banks | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	246,360,000,000	267,674,000,000
Gross carrying amount | – cash and balances at central banks | IFRS 9 | Hong Kong | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	6,228,000,000	5,565,000,000
Gross carrying amount | – cash and balances at central banks | IFRS 9 | UK | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	52,987,000,000	63,981,000,000
Gross carrying amount | – cash and balances at central banks | IFRS 9 | CIB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	167,701,000,000	177,095,000,000
Gross carrying amount | – cash and balances at central banks | IFRS 9 | IWPB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	18,745,000,000	20,260,000,000
Gross carrying amount | – cash and balances at central banks | IFRS 9 | Corporate Centre | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	699,000,000	773,000,000
Gross carrying amount | – Hong Kong Government certificates of indebtedness | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	42,592,000,000	42,293,000,000
Gross carrying amount | – Hong Kong Government certificates of indebtedness | IFRS 9 | Hong Kong | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Gross carrying amount | – Hong Kong Government certificates of indebtedness | IFRS 9 | UK | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Gross carrying amount | – Hong Kong Government certificates of indebtedness | IFRS 9 | CIB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Gross carrying amount | – Hong Kong Government certificates of indebtedness | IFRS 9 | IWPB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Gross carrying amount | – Hong Kong Government certificates of indebtedness | IFRS 9 | Corporate Centre | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	42,592,000,000	42,293,000,000
Gross carrying amount | – reverse repurchase agreements – non-trading | IFRS 9
Disclosure of financial assets [line items]
Financial assets	94,957,000,000	49,289,000,000
Gross carrying amount | – reverse repurchase agreements – non-trading | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	283,204,000,000	252,549,000,000
Gross carrying amount | – reverse repurchase agreements – non-trading | IFRS 9 | Hong Kong | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	4,020,000,000	2,896,000,000
Gross carrying amount | – reverse repurchase agreements – non-trading | IFRS 9 | UK | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	19,322,000,000	13,188,000,000
Gross carrying amount | – reverse repurchase agreements – non-trading | IFRS 9 | CIB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	253,279,000,000	229,672,000,000
Gross carrying amount | – reverse repurchase agreements – non-trading | IFRS 9 | IWPB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	5,518,000,000	5,844,000,000
Gross carrying amount | – reverse repurchase agreements – non-trading | IFRS 9 | Corporate Centre | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	1,065,000,000	949,000,000
Gross carrying amount | – financial investments | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	166,223,000,000	153,982,000,000
Gross carrying amount | – financial investments | IFRS 9 | Hong Kong | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	33,016,000,000	40,345,000,000
Gross carrying amount | – financial investments | IFRS 9 | UK | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	25,836,000,000	20,072,000,000
Gross carrying amount | – financial investments | IFRS 9 | CIB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	64,104,000,000	56,537,000,000
Gross carrying amount | – financial investments | IFRS 9 | IWPB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	27,829,000,000	25,059,000,000
Gross carrying amount | – financial investments | IFRS 9 | Corporate Centre | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	15,438,000,000	11,969,000,000
Gross carrying amount | Other assets | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	147,171,000,000	108,809,000,000
Gross carrying amount | Other assets | IFRS 9 | Hong Kong | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	4,889,000,000	4,063,000,000
Gross carrying amount | Other assets | IFRS 9 | UK | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	2,710,000,000	3,076,000,000
Gross carrying amount | Other assets | IFRS 9 | CIB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	124,882,000,000	89,690,000,000
Gross carrying amount | Other assets | IFRS 9 | IWPB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	6,238,000,000	4,955,000,000
Gross carrying amount | Other assets | IFRS 9 | Corporate Centre | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	8,452,000,000	7,025,000,000
Gross carrying amount | Loans and other credit-related commitments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	691,705,000,000	619,367,000,000
Gross carrying amount | Financial guarantees | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	16,605,000,000	16,998,000,000
Gross carrying amount | Debt instruments measured at FVOCI | Debt instruments at FVOCI
Disclosure of financial assets [line items]
Financial assets	395,908,000,000	346,124,000,000
Gross carrying amount | Debt instruments measured at FVOCI | Hong Kong | Debt instruments at FVOCI
Disclosure of financial assets [line items]
Financial assets	138,366,000,000	128,568,000,000
Gross carrying amount | Debt instruments measured at FVOCI | UK | Debt instruments at FVOCI
Disclosure of financial assets [line items]
Financial assets	31,888,000,000	26,405,000,000
Gross carrying amount | Debt instruments measured at FVOCI | CIB | Debt instruments at FVOCI
Disclosure of financial assets [line items]
Financial assets	159,488,000,000	137,538,000,000
Gross carrying amount | Debt instruments measured at FVOCI | IWPB | Debt instruments at FVOCI
Disclosure of financial assets [line items]
Financial assets	58,149,000,000	51,516,000,000
Gross carrying amount | Debt instruments measured at FVOCI | Corporate Centre | Debt instruments at FVOCI
Disclosure of financial assets [line items]
Financial assets	8,017,000,000	2,097,000,000
Gross carrying amount | Loans and advances to customers and banks | IFRS 9 | Discontinued operations | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	2,300,000,000	1,100,000,000
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	(10,676,000,000)	(10,197,000,000)
Allowance for ECL | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(10,676,000,000)	(10,197,000,000)
Allowance for ECL | Debt instruments at FVOCI
Disclosure of financial assets [line items]
Financial assets	(63,000,000)	(54,000,000)
Allowance for ECL | IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	(396,000,000)	(377,000,000)
Financial assets and off-balance sheet loan commitments	(10,676,000,000)	(10,197,000,000)
Allowance for ECL | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(10,280,000,000)	(9,820,000,000)
Allowance for ECL | IFRS 9 | Hong Kong
Disclosure of financial assets [line items]
Off-balance sheet commitments	(34,000,000)	(31,000,000)
Financial assets and off-balance sheet loan commitments	(3,595,000,000)	(3,265,000,000)
Allowance for ECL | IFRS 9 | Hong Kong | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(3,561,000,000)	(3,234,000,000)
Allowance for ECL | IFRS 9 | UK
Disclosure of financial assets [line items]
Off-balance sheet commitments	(117,000,000)	(119,000,000)
Financial assets and off-balance sheet loan commitments	(2,122,000,000)	(1,978,000,000)
Allowance for ECL | IFRS 9 | UK | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(2,005,000,000)	(1,859,000,000)
Allowance for ECL | IFRS 9 | CIB
Disclosure of financial assets [line items]
Off-balance sheet commitments	(235,000,000)	(211,000,000)
Financial assets and off-balance sheet loan commitments	(3,287,000,000)	(3,398,000,000)
Allowance for ECL | IFRS 9 | CIB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(3,052,000,000)	(3,187,000,000)
Allowance for ECL | IFRS 9 | IWPB
Disclosure of financial assets [line items]
Off-balance sheet commitments	(10,000,000)	(16,000,000)
Financial assets and off-balance sheet loan commitments	(1,625,000,000)	(1,500,000,000)
Allowance for ECL | IFRS 9 | IWPB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1,615,000,000)	(1,484,000,000)
Allowance for ECL | IFRS 9 | Corporate Centre
Disclosure of financial assets [line items]
Off-balance sheet commitments	0	0
Financial assets and off-balance sheet loan commitments	(47,000,000)	(56,000,000)
Allowance for ECL | IFRS 9 | Corporate Centre | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(47,000,000)	(56,000,000)
Allowance for ECL | Assets held for sale | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(11,000,000)	(4,000,000)
Allowance for ECL | Assets held for sale | IFRS 9 | Hong Kong | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | Assets held for sale | IFRS 9 | UK | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | Assets held for sale | IFRS 9 | CIB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(5,000,000)	(4,000,000)
Allowance for ECL | Assets held for sale | IFRS 9 | IWPB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(6,000,000)	0
Allowance for ECL | Assets held for sale | IFRS 9 | Corporate Centre | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | Loans and advances to customers | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(10,143,000,000)	(9,715,000,000)
Allowance for ECL | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(10,143,000,000)	(9,715,000,000)
Allowance for ECL | Loans and advances to customers | IFRS 9 | Hong Kong | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(3,537,000,000)	(3,208,000,000)
Allowance for ECL | Loans and advances to customers | IFRS 9 | UK | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1,980,000,000)	(1,848,000,000)
Allowance for ECL | Loans and advances to customers | IFRS 9 | CIB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(2,994,000,000)	(3,141,000,000)
Allowance for ECL | Loans and advances to customers | IFRS 9 | IWPB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1,587,000,000)	(1,464,000,000)
Allowance for ECL | Loans and advances to customers | IFRS 9 | Corporate Centre | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(45,000,000)	(54,000,000)
Allowance for ECL | Loans and advances to banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(15,000,000)	(13,000,000)
Allowance for ECL | Loans and advances to banks | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(15,000,000)	(13,000,000)
Allowance for ECL | Loans and advances to banks | IFRS 9 | Hong Kong | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1,000,000)	(1,000,000)
Allowance for ECL | Loans and advances to banks | IFRS 9 | UK | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(2,000,000)	(2,000,000)
Allowance for ECL | Loans and advances to banks | IFRS 9 | CIB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(8,000,000)	(7,000,000)
Allowance for ECL | Loans and advances to banks | IFRS 9 | IWPB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(3,000,000)	(1,000,000)
Allowance for ECL | Loans and advances to banks | IFRS 9 | Corporate Centre | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1,000,000)	(2,000,000)
Allowance for ECL | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(122,000,000)	(92,000,000)
Allowance for ECL | Other financial assets measured at amortised cost | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(122,000,000)	(92,000,000)
Allowance for ECL | Other financial assets measured at amortised cost | IFRS 9 | Hong Kong | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(23,000,000)	(25,000,000)
Allowance for ECL | Other financial assets measured at amortised cost | IFRS 9 | UK | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(23,000,000)	(9,000,000)
Allowance for ECL | Other financial assets measured at amortised cost | IFRS 9 | CIB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(50,000,000)	(39,000,000)
Allowance for ECL | Other financial assets measured at amortised cost | IFRS 9 | IWPB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(25,000,000)	(19,000,000)
Allowance for ECL | Other financial assets measured at amortised cost | IFRS 9 | Corporate Centre | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1,000,000)	0
Allowance for ECL | Other financial assets measured at amortised cost | Assets held for sale | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	200,000	300,000
Allowance for ECL | – cash and balances at central banks | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – cash and balances at central banks | IFRS 9 | Hong Kong | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – cash and balances at central banks | IFRS 9 | UK | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – cash and balances at central banks | IFRS 9 | CIB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – cash and balances at central banks | IFRS 9 | IWPB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – cash and balances at central banks | IFRS 9 | Corporate Centre | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – Hong Kong Government certificates of indebtedness | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – Hong Kong Government certificates of indebtedness | IFRS 9 | Hong Kong | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – Hong Kong Government certificates of indebtedness | IFRS 9 | UK | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – Hong Kong Government certificates of indebtedness | IFRS 9 | CIB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – Hong Kong Government certificates of indebtedness | IFRS 9 | IWPB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – Hong Kong Government certificates of indebtedness | IFRS 9 | Corporate Centre | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – reverse repurchase agreements – non-trading | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – reverse repurchase agreements – non-trading | IFRS 9 | Hong Kong | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – reverse repurchase agreements – non-trading | IFRS 9 | UK | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – reverse repurchase agreements – non-trading | IFRS 9 | CIB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – reverse repurchase agreements – non-trading | IFRS 9 | IWPB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – reverse repurchase agreements – non-trading | IFRS 9 | Corporate Centre | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – financial investments | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(14,000,000)	(9,000,000)
Allowance for ECL | – financial investments | IFRS 9 | Hong Kong | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(2,000,000)	(1,000,000)
Allowance for ECL | – financial investments | IFRS 9 | UK | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1,000,000)	(1,000,000)
Allowance for ECL | – financial investments | IFRS 9 | CIB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(4,000,000)	(4,000,000)
Allowance for ECL | – financial investments | IFRS 9 | IWPB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(7,000,000)	(3,000,000)
Allowance for ECL | – financial investments | IFRS 9 | Corporate Centre | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | Other assets | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(97,000,000)	(79,000,000)
Allowance for ECL | Other assets | IFRS 9 | Hong Kong | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(21,000,000)	(24,000,000)
Allowance for ECL | Other assets | IFRS 9 | UK | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(22,000,000)	(8,000,000)
Allowance for ECL | Other assets | IFRS 9 | CIB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(41,000,000)	(31,000,000)
Allowance for ECL | Other assets | IFRS 9 | IWPB | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(12,000,000)	(16,000,000)
Allowance for ECL | Other assets | IFRS 9 | Corporate Centre | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1,000,000)	0
Allowance for ECL | Loans and other credit-related commitments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(352,000,000)	(348,000,000)
Allowance for ECL | Financial guarantees | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(44,000,000)	(29,000,000)
Allowance for ECL | Debt instruments measured at FVOCI | Debt instruments at FVOCI
Disclosure of financial assets [line items]
Financial assets	(63,000,000)	(54,000,000)
Allowance for ECL | Debt instruments measured at FVOCI | Hong Kong | Debt instruments at FVOCI
Disclosure of financial assets [line items]
Financial assets	(2,000,000)	(1,000,000)
Allowance for ECL | Debt instruments measured at FVOCI | UK | Debt instruments at FVOCI
Disclosure of financial assets [line items]
Financial assets	(1,000,000)	(1,000,000)
Allowance for ECL | Debt instruments measured at FVOCI | CIB | Debt instruments at FVOCI
Disclosure of financial assets [line items]
Financial assets	(18,000,000)	(18,000,000)
Allowance for ECL | Debt instruments measured at FVOCI | IWPB | Debt instruments at FVOCI
Disclosure of financial assets [line items]
Financial assets	(15,000,000)	(14,000,000)
Allowance for ECL | Debt instruments measured at FVOCI | Corporate Centre | Debt instruments at FVOCI
Disclosure of financial assets [line items]
Financial assets	(27,000,000)	(20,000,000)
Allowance for ECL | Loans and advances to customers and banks | IFRS 9 | Discontinued operations | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	11,000,000	4,000,000
Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	691,353,000,000	619,019,000,000
Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	691,705,000,000	619,367,000,000
Loans and other credit-related commitments | Gross carrying amount | IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	691,705,000,000	619,367,000,000
Loans and other credit-related commitments | Gross carrying amount | IFRS 9 | Hong Kong
Disclosure of financial assets [line items]
Off-balance sheet commitments	111,631,000,000	109,369,000,000
Loans and other credit-related commitments | Gross carrying amount | IFRS 9 | UK
Disclosure of financial assets [line items]
Off-balance sheet commitments	106,862,000,000	90,848,000,000
Loans and other credit-related commitments | Gross carrying amount | IFRS 9 | CIB
Disclosure of financial assets [line items]
Off-balance sheet commitments	356,822,000,000	307,197,000,000
Loans and other credit-related commitments | Gross carrying amount | IFRS 9 | IWPB
Disclosure of financial assets [line items]
Off-balance sheet commitments	116,165,000,000	111,762,000,000
Loans and other credit-related commitments | Gross carrying amount | IFRS 9 | Corporate Centre
Disclosure of financial assets [line items]
Off-balance sheet commitments	225,000,000	191,000,000
Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(352,000,000)	(348,000,000)
Loans and other credit-related commitments | Allowance for ECL | IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	(352,000,000)	(348,000,000)
Loans and other credit-related commitments | Allowance for ECL | IFRS 9 | Hong Kong
Disclosure of financial assets [line items]
Off-balance sheet commitments	(29,000,000)	(29,000,000)
Loans and other credit-related commitments | Allowance for ECL | IFRS 9 | UK
Disclosure of financial assets [line items]
Off-balance sheet commitments	(103,000,000)	(116,000,000)
Loans and other credit-related commitments | Allowance for ECL | IFRS 9 | CIB
Disclosure of financial assets [line items]
Off-balance sheet commitments	(211,000,000)	(187,000,000)
Loans and other credit-related commitments | Allowance for ECL | IFRS 9 | IWPB
Disclosure of financial assets [line items]
Off-balance sheet commitments	(9,000,000)	(16,000,000)
Loans and other credit-related commitments | Allowance for ECL | IFRS 9 | Corporate Centre
Disclosure of financial assets [line items]
Off-balance sheet commitments	0	0
Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	16,561,000,000	16,969,000,000
Financial guarantees | Gross carrying amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	16,605,000,000	16,998,000,000
Financial guarantees | Gross carrying amount | IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	16,605,000,000	16,998,000,000
Financial guarantees | Gross carrying amount | IFRS 9 | Hong Kong
Disclosure of financial assets [line items]
Off-balance sheet commitments	647,000,000	1,171,000,000
Financial guarantees | Gross carrying amount | IFRS 9 | UK
Disclosure of financial assets [line items]
Off-balance sheet commitments	1,098,000,000	939,000,000
Financial guarantees | Gross carrying amount | IFRS 9 | CIB
Disclosure of financial assets [line items]
Off-balance sheet commitments	13,180,000,000	13,186,000,000
Financial guarantees | Gross carrying amount | IFRS 9 | IWPB
Disclosure of financial assets [line items]
Off-balance sheet commitments	1,680,000,000	1,702,000,000
Financial guarantees | Gross carrying amount | IFRS 9 | Corporate Centre
Disclosure of financial assets [line items]
Off-balance sheet commitments	0	0
Financial guarantees | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(44,000,000)	(29,000,000)
Financial guarantees | Allowance for ECL | IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	(44,000,000)	(29,000,000)
Financial guarantees | Allowance for ECL | IFRS 9 | Hong Kong
Disclosure of financial assets [line items]
Off-balance sheet commitments	(5,000,000)	(2,000,000)
Financial guarantees | Allowance for ECL | IFRS 9 | UK
Disclosure of financial assets [line items]
Off-balance sheet commitments	(14,000,000)	(3,000,000)
Financial guarantees | Allowance for ECL | IFRS 9 | CIB
Disclosure of financial assets [line items]
Off-balance sheet commitments	(24,000,000)	(24,000,000)
Financial guarantees | Allowance for ECL | IFRS 9 | IWPB
Disclosure of financial assets [line items]
Off-balance sheet commitments	(1,000,000)	0
Financial guarantees | Allowance for ECL | IFRS 9 | Corporate Centre
Disclosure of financial assets [line items]
Off-balance sheet commitments	$ 0	$ 0